Business segment information (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Reconciliation of Total assets:
Interest-earning assets - business segment	$ 7,468,136	[1],[2]	$ 6,743,769	[1],[2]	$ 6,380,057	[1],[2]
Allowance for loan losses	(72,751)		(72,976)		(88,547)		(78,615)
Customers' liabilities under acceptances	1,128		1,157		1,110
Accrued interest receivable	40,727		37,819		38,168
Equipment and leasehold improvements, net	10,466		12,808		6,673
Derivative financial instruments used for hedging - receivable	15,217	[3]	19,239	[3]	4,159
Other assets	8,389		14,580		18,412
Total assets - consolidated financial statements	$ 7,471,312		$ 6,756,396		$ 6,360,032

[1]	Includes selected deposits placed, and loans, net of unearned income and deferred loan fees.
[2]	Includes cash and due from banks, interest-bearing deposits with banks, securities available-for-sale and held-to-maturity, trading securities and the balance of investment funds.
[3]	The fair value of assets and liabilities is reported within the derivative financial instruments used for hedging - receivable and payable lines in the consolidated balance sheets, respectively.